SCHEDULE OF MOVEMENTS OF CRYPTOCURRENCIES (Details) - USD ($)	6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020
Investment Company [Abstract]
Cryptocurrencies, beginning balance
Receipt of cryptocurrencies from mining activities	814,772
Sales of cryptocurrencies	(638,183)
Realized gain on sale of cryptocurrencies	41,345
Impairment loss on cryptocurrencies	(42,447)
Cryptocurrencies, ending balance	$ 175,487